Details of the Statements of Profit or Loss and other Comprehensive Income - Schedule of Operating Costs, Depreciation and Amortization (Details) - Operating Costs, Depreciation and Amortization [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Costs, Depreciation and Amortization [Line Items]
Depreciation from fixed assets	€ 15,781	€ 15,258	€ 15,405
Depreciation from right-of-use assets	698	629	607
Professional services	2,720	1,541	2,549
Operating and maintenance services	13,720	14,681	16,276
System operator charges	1,151	1,688	2,385
Insurance	1,150	746	842
Other	669	1,147	809
Total operating costs	€ 35,889	€ 35,690	€ 38,873